Share Capital - Summary of Outstanding Share Price Warrants (Detail) - $ / shares	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018
Disclosure of number of options and warrants outstanding [line items]
Outstanding beginning balance, shares	250,000	0
Warrants issued	3,000,000	250,000
Outstanding ending balance, shares	3,250,000	250,000
Warrants issued	$ 0.21
Weighted average exercise price, Warrants issued		$ 0.30
Expiry Date	Jun. 18, 2021
Weighted average exercise price, ending balance	$ 0.21	$ 0.30
March 7, 2022 [member]
Disclosure of number of options and warrants outstanding [line items]
Warrants issued	0.30
June18, 2021 [member]
Disclosure of number of options and warrants outstanding [line items]
Warrants issued	$ 0.20
Number of warrants outstanding one [member]
Disclosure of number of options and warrants outstanding [line items]
Warrants issued	250,000
Number of warrants outstanding two [member]
Disclosure of number of options and warrants outstanding [line items]
Warrants issued	3,000,000
Number of warrants outstanding three [member]
Disclosure of number of options and warrants outstanding [line items]
Warrants issued	3,250,000
March 7, 2022 [member]
Disclosure of number of options and warrants outstanding [line items]
Expiry Date	Mar. 07, 2022
June18, 2021 [member]
Disclosure of number of options and warrants outstanding [line items]
Weighted average exercise price, Warrants issued	$ 0.20
Expiry Date	Jun. 18, 2021